Schedule of foreign currency exchange rates (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Loss before tax	£ (6,106)	£ (23,470)	£ (10,923)
Total equity	10,452	6,718	19,558	£ 16,924
Foreign currency sensitivity analysis [member] | US Dollar
IfrsStatementLineItems [Line Items]
Loss before tax		12	202
Total equity			202
Foreign currency sensitivity analysis [member] | Euro
IfrsStatementLineItems [Line Items]
Loss before tax		(293)	54
Total equity	2		31
Foreign currency sensitivity analysis [member] | Other
IfrsStatementLineItems [Line Items]
Loss before tax		£ (4)
Total equity			£ 1